Borrowings (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Borrowings	$ (100,020)	$ (299,709)
Less: Unamortized discount	(4,474)	0
Less: current portion, net of unamortized discount	(5,358)	(23,727)
Total long-term borrowings, net of unamortized discount	527,966	275,982
Term Loan B facility
Debt Instrument [Line Items]
Borrowings	437,778	0
Credit facilities
Debt Instrument [Line Items]
Borrowings	100,020	299,709
Total
Debt Instrument [Line Items]
Borrowings	$ 537,798	$ 299,709